Lease liabilities - Schedule of Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Liability [Roll Forward]
Beginning balance	$ 1,418,696	$ 1,787,702
Additions	1,795,693	225,761
Interest accretion on lease liability	95,219	86,407	$ 52,075
Payments	(874,244)	(534,055)	(338,171)
Lease disposals/reassessments	(118,907)	0
Foreign exchange impact	(262,257)	(147,119)
Ending balance	2,054,200	1,418,696	1,787,702
Current	931,364	617,648
Non-current	1,122,836	801,048
Total lease liabilities	$ 2,054,200	$ 1,418,696	$ 1,787,702